Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Financial assets
Interest-bearing deposits with banks	$ 31,331	$ 38,345
Securities
Trading	145,015	146,534
Investment, net of applicable allowance	121,652	102,470
Securities	266,667	249,004
Assets purchased under reverse repurchase agreements and securities borrowed	324,187	306,961
Loans, net of applicable allowance
Loans, net	629,940	618,856
Other
Derivatives	93,982	101,560
Deposits
Personal	302,002	294,732
Business and government	569,236	565,482
Bank	31,046	25,791
Deposits	902,284	886,005
Other
Obligations related to securities sold short	35,624	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	254,391	226,586
Derivatives	94,611	98,543
Subordinated debentures	9,269	9,815
Financial assets classified as at FVTPL [member]
Securities
Trading	135,110	137,600
Securities	135,110	137,600
Assets purchased under reverse repurchase agreements and securities borrowed	261,216	246,068
Loans, net of applicable allowance
Retail	282	275
Wholesale	8,776	7,055
Loans, net	9,058	7,330
Other
Derivatives	93,982	101,560
Other assets	3,053	3,156
Financial assets designated as at FVTPL [member]
Financial assets
Interest-bearing deposits with banks	19,151	22,283
Securities
Trading	9,905	8,934
Securities	9,905	8,934
Loans, net of applicable allowance
Retail	252	242
Wholesale	1,973	1,856
Loans, net	2,225	2,098
Financial assets classified as at FVOCI [member]
Securities
Investment, net of applicable allowance	76,942	57,223
Securities	76,942	57,223
Loans, net of applicable allowance
Retail	95	95
Wholesale	449	451
Loans, net	544	546
Financial assets designated as at FVOCI [member]
Securities
Investment, net of applicable allowance	522	463
Securities	522	463
Financial liabilities classified as at FVTPL [member]
Deposits
Personal	125	140
Business and government	260	151
Deposits	385	291
Other
Obligations related to securities sold short	35,624	35,069
Derivatives	94,611	98,543
Other liabilities	(1,484)	(1,209)
Financial liabilities designated as at FVTPL [member]
Deposits
Personal	17,109	17,394
Business and government	117,572	111,389
Bank	3,450	3,032
Deposits	138,131	131,815
Other
Obligations related to assets sold under repurchase agreements and securities loaned	247,170	218,612
Other liabilities	71	91
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	12,180	16,062
Securities
Investment, net of applicable allowance	44,623	45,104
Securities	44,623	45,104
Assets purchased under reverse repurchase agreements and securities borrowed	62,972	60,894
Loans, net of applicable allowance
Retail	429,591	424,416
Wholesale	189,599	184,645
Loans, net	619,190	609,061
Other
Other assets	51,145	50,375
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	284,896	277,353
Business and government	452,781	452,536
Bank	27,614	22,773
Deposits	765,291	752,662
Other
Obligations related to assets sold under repurchase agreements and securities loaned	7,221	7,974
Other liabilities	61,826	61,024
Subordinated debentures	9,401	9,930
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	31,331	38,345
Securities
Trading	145,015	146,534
Investment, net of applicable allowance	121,652	102,470
Securities	266,667	249,004
Assets purchased under reverse repurchase agreements and securities borrowed	324,187	306,961
Loans, net of applicable allowance
Retail	428,823	424,081
Wholesale	201,117	194,775
Loans, net	629,940	618,856
Other
Derivatives	93,982	101,560
Other assets	54,199	53,531
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	12,180	16,062
Securities
Investment, net of applicable allowance	44,188	44,784
Securities	44,188	44,784
Assets purchased under reverse repurchase agreements and securities borrowed	62,971	60,893
Loans, net of applicable allowance
Retail	428,194	423,469
Wholesale	189,919	185,413
Loans, net	618,113	608,882
Other
Other assets	51,146	50,375
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	31,331	38,345
Securities
Trading	145,015	146,534
Investment, net of applicable allowance	122,087	102,790
Securities	267,102	249,324
Assets purchased under reverse repurchase agreements and securities borrowed	324,188	306,962
Loans, net of applicable allowance
Retail	430,220	425,028
Wholesale	200,797	194,007
Loans, net	631,017	619,035
Other
Derivatives	93,982	101,560
Other assets	54,198	53,531
Financial liabilities at carrying amount [member]
Deposits
Personal	302,002	294,732
Business and government	569,236	565,482
Bank	31,046	25,791
Deposits	902,284	886,005
Other
Obligations related to securities sold short	35,624	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	254,391	226,586
Derivatives	94,611	98,543
Other liabilities	60,425	59,921
Subordinated debentures	9,269	9,815
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	284,768	277,198
Business and government	451,404	453,942
Bank	27,596	22,759
Deposits	763,768	753,899
Other
Obligations related to assets sold under repurchase agreements and securities loaned	7,221	7,974
Other liabilities	61,838	61,039
Subordinated debentures	9,269	9,815
Financial liabilities at fair value [member]
Deposits
Personal	302,130	294,887
Business and government	570,613	564,076
Bank	31,064	25,805
Deposits	903,807	884,768
Other
Obligations related to securities sold short	35,624	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	254,391	226,586
Derivatives	94,611	98,543
Other liabilities	60,413	59,906
Subordinated debentures	$ 9,401	$ 9,930